Commitments and contingencies (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Statements [Line Items]
Description of ZCC hedges	The ZCC hedges are for 5,000 gold ounces per month for all of 2025 and 2026 (total of 60,000 gold ounces per annum). The 2025 ZCC hedges have a put strike of $2,000/oz and call strikes ranging between $2,515/oz to $2,645/oz, while the 2026 ZCC hedges have a put strike of $2,300/oz and call strikes ranging between $2,962/oz to $3,162/oz
Contingent payments to Gold Fields	$ 39.2